AMOUNTS RECEIVABLE AND PREPAID EXPENSES (Details Narrative) $ in Thousands	Dec. 31, 2024 CAD ($)
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
Carrier's reimbursement	$ 532